ACTIVE ASSETS CALIFORNIA TAX FREE TRUST (Prospectus Summary) | ACTIVE ASSETS CALIFORNIA TAX FREE TRUST
Active Assets California Tax-Free Trust
Investment Objective
Active Assets California Tax-Free Trust is a money market fund that seeks to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ACTIVE ASSETS CALIFORNIA TAX FREE TRUST
Advisory Fee		0.33%
Distribution and Service (12b-1) Fees		0.10%
Other Expenses		0.07%
Total Annual Fund Operating Expenses		0.50%
Fee Waivers and/or Expense Reimbursements	[1]	0.36%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	0.14%
[1]	The Fund's "Distributor," Morgan Stanley Distribution, Inc., its "Adviser," Morgan Stanley Investment Management Inc., and its "Administrator," Morgan Stanley Services Company Inc., have agreed to waive and/or reimburse all or a portion of the Fund's distribution fee, advisory fee and administration fee, respectively, to the extent that total expenses exceed total income on a daily basis. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action appropriate.

Example
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a
5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
ACTIVE ASSETS CALIFORNIA TAX FREE TRUST	14	45	79	179

Principal Investment Strategies
The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal and California personal income taxes. The Adviser seeks to maintain the Fund's share price at$1.00. The Adviser generally invests substantially all of the Fund's assets in California municipal obligations and the Fund has a fundamental policy of investing at least 80% of its net assets in securities the interest on which is exempt from federal and California personal income tax. This policy may not be changed without shareholder approval. In addition, the Fund may invest up to 20% of its net assets in securities that pay interest income subject to the
"alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income. For more information, see the "Tax Consequences"
section beginning on page 26 of this Prospectus.

Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general obligation" or "revenue"
bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities.

The Fund may purchase debt obligations that have fixed, variable or floating rates of interest. The interest rates payable on variable or floating rate obligations may fluctuate based upon changes in market rates.

The Fund's investments may include tender option bonds and custodial receipts.
Tender option bonds are municipal obligations held pursuant to a custodial arrangement and issued pursuant to an agreement with a third-party such as a bank or financial institution to provide the holder with the option of tendering the bond at periodic intervals. The holder of the tender option bond effectively holds a demand obligation that bears interest at prevailing short-term rates. Custodial receipts represent interests in future interest and/or principal payments on U.S. government securities or municipal obligations.
Additionally, the Fund may invest in investment companies, including money market funds some or all of which may be advised or managed by the Adviser or its affiliates.
Principal Risks
There is no assurance that the Fund will achieve its investment objectives.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

• Credit and Interest Rate Risk. Debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• Tender Option Bonds and Custodial Receipts. The risks of tender option bonds and custodial receipts include the risk that the owner of such instruments may not be considered the owner for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax. Additionally, the occurrence of certain defaults or a credit rating downgrade on the underlying security may impair the ability to tender the bond or receipt back to the third-party provider of the demand option, thus causing the bond or receipt to become illiquid.

• Investment Companies. An investment in an investment company is subject to the underlying risks of that investment company's portfolio securities. In addition to the Fund's fees and expenses, the Fund generally would bear its share of the investment company's fees and expenses.

• California Municipal Securities Risks. As the Fund invests principally in municipal obligations issued by state and local governments and their agencies, the Fund is susceptible to political, economic, or other factors affecting issuers of California municipal obligations. The deterioration of California's fiscal situation as a result of recent economic conditions increases the risk of investing in California municipal securities. Several major ratings agencies have downgraded California's general obligation bond rating in recent years. A default or credit rating downgrade of a small number of California municipal security issuers could affect the market values and marketability of all
  California municipal obligations held by the Fund and the Fund's performance.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Past Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the one, five and 10 year periods. The Fund's past performance does not indicate how the Fund will perform in the future.
Annual Total Returns--Calendar Years

The year-to-date total return as of September 30, 2012 was 0.01%. High Quarter 6/30/07 0.79% Low Quarter 6/30/09 0.00%
Average Annual Total Returns (as of December 31, 2011)
Average Annual Total Returns	1 Year	5 Years	10 Years
ACTIVE ASSETS CALIFORNIA TAX FREE TRUST	0.01%	0.93%	1.10%

For the Fund's most recent 7-day annualized yield you may call toll-free (800) 869-NEWS.